Provisions - Movements in the Provisions (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Reconciliation of changes in other provisions [abstract]
Beginning balance	¥ 422,484	¥ 160,823
Increases	882,069	495,325
Assumed through business combination		273,362
Decreases (utilized)	(828,272)	(493,191)
Decreases (reversed)	(8,751)	(18,607)
Deconsolidation	(40)	(2,321)
Foreign currency translation differences	(14,441)	7,093
Ending balance	442,850	422,484
Adoption of IFRS 16 | Adoption of IFRS 16
Reconciliation of changes in other provisions [abstract]
Beginning balance	(10,199)
Ending balance		(10,199)
As of April 1, 2019
Reconciliation of changes in other provisions [abstract]
Beginning balance	412,285
Ending balance		412,285
Litigation (Note 32)
Reconciliation of changes in other provisions [abstract]
Beginning balance	46,775	23,182
Increases	24,238	10,382
Assumed through business combination		29,570
Decreases (utilized)	(18,911)	(11,426)
Decreases (reversed)	(1,965)	(3,146)
Deconsolidation	0	(1,032)
Foreign currency translation differences	(426)	(755)
Ending balance	49,711	46,775
Litigation (Note 32) | Adoption of IFRS 16 | Adoption of IFRS 16
Reconciliation of changes in other provisions [abstract]
Beginning balance	0
Ending balance		0
Litigation (Note 32) | As of April 1, 2019
Reconciliation of changes in other provisions [abstract]
Beginning balance	46,775
Ending balance		46,775
Restructuring
Reconciliation of changes in other provisions [abstract]
Beginning balance	49,681	12,616
Increases	59,484	30,547
Assumed through business combination		14,506
Decreases (utilized)	(59,414)	(8,594)
Decreases (reversed)	(1,360)	(679)
Deconsolidation	0	0
Foreign currency translation differences	(3,215)	1,285
Ending balance	45,047	49,681
Restructuring | Adoption of IFRS 16 | Adoption of IFRS 16
Reconciliation of changes in other provisions [abstract]
Beginning balance	(129)
Ending balance		(129)
Restructuring | As of April 1, 2019
Reconciliation of changes in other provisions [abstract]
Beginning balance	49,552
Ending balance		49,552
Rebates and return reserves
Reconciliation of changes in other provisions [abstract]
Beginning balance	295,243	101,841
Increases	771,233	441,188
Assumed through business combination		218,852
Decreases (utilized)	(738,242)	(462,335)
Decreases (reversed)	(4,940)	(11,447)
Deconsolidation	0	(994)
Foreign currency translation differences	(7,004)	8,138
Ending balance	316,290	295,243
Rebates and return reserves | Adoption of IFRS 16 | Adoption of IFRS 16
Reconciliation of changes in other provisions [abstract]
Beginning balance	0
Ending balance		0
Rebates and return reserves | As of April 1, 2019
Reconciliation of changes in other provisions [abstract]
Beginning balance	295,243
Ending balance		295,243
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	30,785	23,184
Increases	27,114	13,208
Assumed through business combination		10,434
Decreases (utilized)	(11,705)	(10,836)
Decreases (reversed)	(486)	(3,335)
Deconsolidation	(40)	(295)
Foreign currency translation differences	(3,796)	(1,575)
Ending balance	31,802	30,785
Other | Adoption of IFRS 16 | Adoption of IFRS 16
Reconciliation of changes in other provisions [abstract]
Beginning balance	(10,070)
Ending balance		(10,070)
Other | As of April 1, 2019
Reconciliation of changes in other provisions [abstract]
Beginning balance	¥ 20,715
Ending balance		¥ 20,715